(Risk Management) (Details)	3 Months Ended
Mar. 31, 2016 $ / Incident
Unleaded Gasoline Crack Spread Swap [Member] | Minimum [Member]
Derivative [Line Items]
Underlying, Derivative Volume	14.61
Unleaded Gasoline Crack Spread Swap [Member] | Maximum [Member]
Derivative [Line Items]
Underlying, Derivative Volume	17.13
Distillate Crack Spread Swaps [Member] | Minimum [Member]
Derivative [Line Items]
Underlying, Derivative Volume	7.08
Distillate Crack Spread Swaps [Member] | Maximum [Member]
Derivative [Line Items]
Underlying, Derivative Volume	12.19